UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21322

Horizon Funds Trust

(Exact name of registrant as specified in charter)

2141 Meadowind Lane

Marietta, GA 30062

(Address of principal executive offices)

 (Zip code)

Brian J. Ellis

2141 Meadowind Lane

Marietta, GA 30062

(Name and address of agent for service)

Registrant's telephone number, including area code: (770) 977-8587

Date of fiscal year end: October 31

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Horizon Funds Dividend Champions Fund

DELL INC.

Ticker Symbol:DELL	Cusip Number:24702R101
Record Date: 5/23/2008	Meeting Date: 7/18/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Carty, Dell, Gray, Krawcheck, Lafley, Lewent, Luce, Luft, Mandl, Miles, Nunn	For	Issuer	For	With
2	Ratification of Auditor	For	Issuer	For	With
3	Approval of executive annual incentive bonus plan.	For	Issuer	For	With
4	Reimbursement of proxy expenses.	Against	Stockholder	Against	With
5	Advisory vote on executive compensation.	Abstained	Stockholder	Against	N/A

LANOPTICS LT.

Ticker Symbol:EZCH	Cusip Number:M6706C103
Record Date: 6/9/2008	Meeting Date: 7/10/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Fruchter, Giladi, Hanigal, Sarid	For	Issuer	For	With
2	Elect David Schlachet as outside director.	For	Issuer	For	With
3	Approve amendment to company's articles of association to change company's name from Lanoptics Ltd. to EZChip Semiconductors Ltd.	For	Issuer	For	With
4	To approve changes to compensation terms of Eli Fruchter.	For	Issuer	For	With
5	To approve grant of options to company's directors.	For	Issuer	For	With
6	To ratify appointment and compensation of independent public accountants.	For	Issuer	For	With

PHARMERICA CORPORATION

Ticker Symbol:PMC	Cusip Number:71714F104
Record Date: 5/29/2008	Meeting Date: 7/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Collins, Dahl, Gerrity, MacMahon, Mendelson, Oakley, Weishar	For	Issuer	For	With
2	Proposal to ratify appointment of PriceWaterHouseCoopers LLP as independent registered public accounting firm for fiscal year ending December 31, 2008	For	Issuer	For	With
3	Proposal to approve amendment to 2007 omnibus incentive plan	For	Issuer	For	With

TRANSDIGM GROUP INCORPORATED

Ticker Symbol:TDG	Cusip Number:893641100
Record Date: 6/3/2008	Meeting Date: 7/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve amendment to company's 2006 stock incentive plan to increase number of shares of common stock available for delivery thereunder to 4,119,668.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Horizon Funds Trust

By /s/Brian J. Ellis

* Brian J. Ellis

President, Chairman, CFO, Treasurer and Secretary

Date: August 31, 2009

*Print the name and title of each signing officer under his or her signature.